INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

12. INCOME TAXES

Pre-tax income (loss) from continuing operations for the year ended December 31, 2021, 2020, and 2019 were taxable in the following jurisdictions:

	2021	2020	2019
PRC	$(8,287,495)	$(15,810,350)	$(2,342,102)
Hong Kong	(876,289)	(12,072)	(38,574)
BVI	(755,754)	(2,580,102)	(1,488,065)
Total (loss) before income taxes	$(9,919,538)	$(18,402,524)	$(3,868,741)

United States

Because of the domestication transaction in 2012 by which CNIT BVI became the parent of our group, under Section 7874 of the Internal Revenue Code of 1986, as amended, the Company is treated for U.S. federal tax purposes as a U.S. corporation and, among other consequences, is subject to U.S. federal income tax on its worldwide income. It is management’s intention to reinvest all the income attributable to the Company earned by its operations outside the United States.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Act”). The Act makes broad and complex changes to the U.S. tax code, including, but not limited to, (1) reducing the U.S. federal corporate tax rate from 35 percent to 21 percent; (2) requiring companies to pay a one-time transition tax on certain unrepatriated earnings of foreign subsidiaries; (3) generally eliminating U.S. federal income taxes on dividends from foreign subsidiaries; (4) requiring a tax on Global Intangible Low-Taxed Income (“GILTI”) which is a current inclusion in U.S. federal taxable income of certain earnings of controlled foreign corporations; (5) eliminating the corporate alternative minimum tax (“AMT”) and changing how existing AMT credits can be realized; (6) creating the base erosion anti-abuse tax (“BEAT”), a new minimum tax; (7) creating a new limitation on deductible interest expense; and (8) changing rules related to uses and limitations of net operating loss carryforwards created in tax years beginning after December 31, 2017.

The SEC staff issued Staff Accounting Bulletin 118, which provides guidance on accounting for the tax effects of the Act for which the accounting under ASC 740, Income Taxes (“ASC 740”) is incomplete. To the extent that a company’s accounting for certain income tax effects of the Act is incomplete but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply ASC 740 on the basis of the provisions of the tax laws that were in effect immediately before enactment of the Act.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Company from time to time evaluates the tax effect of GILTI, and determined that there was no impact of GILTI tax to the Company’s consolidated financial statements as of December 31, 2021.

BVI

Under the current laws of the BVI, dividends and capital gains arising from the Company’s investments in the BVI and ordinary income, if any, are not subject to income taxes.

Hong Kong

Under the current laws of Hong Kong, IST HK is subject to a profit tax rate of 16.5%.

PRC

Income tax (benefit) expense from continuing operations consists of the following:

	2021	2020	2019
Current taxes	$5,321	$(71,316)	$(274,480)
Deferred taxes	-	-	-
Income tax (benefit)	$5,321	$(71,316)	$(274,480)

Current income tax (benefit) expense was recorded in 2021, 2020 and 2019 and was related to differences between the book and corporate income tax returns.

	2021	2020	2019
PRC statutory tax rate	25%	25%	25%
Computed expected income tax (benefit) expense	$(2,479,885)	$(4,600,631)	$(967,185)
Tax rate differential benefit from tax holiday	950,843	1,805,951	180,996
Permanent differences	288,914	248,636	(203,842)
Tax effect of deductible temporary differences not recognized	837,438	1,826,684	333,891
Non-deductible tax loss	408,011	648,004	381,660
Income tax (benefit)	$5,321	$(71,316)	$(274,480)

The significant components of deferred tax assets and deferred tax liabilities were as follows as of December 31, 2021 and 2020:

	December 31, 2021		December 31, 2020
	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities
Allowance for credit losses	$4,537,564	$-	$3,640,083	$-
Loss carry-forwards	5,080,165	-	3,714,825	-
Fixed assets	25,406	(272,344)	80,456	(258,451)
Inventory valuation	329,915	-	369,064	-
Cryptocurrency valuation	81,447	-	-	-
Accrued liabilities	15,038	-	-	-
Long-term investments	5,897	-	5,736	-
Intangible assets	-	137,973	-	134,197
Gross deferred tax assets and (liabilities)	10,075,432	(134,371)	7,810,164	(124,254)

Valuation allowance	(9,941,061)	-	(7,685,910)	-
Total deferred tax assets and (liabilities)	$134,371	$(134,371)	$124,254	$(124,254)

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Company has net operating loss carry forwards totaling RMB177.2 million ($27.9 million) as of December 31, 2021, substantially all of which were from PRC subsidiaries and will expire on various dates through December 31, 2025. Valuation allowance for deferred tax asset was fully provided. As of December 31, 2021, the Company also has net operating loss of approximately $3.3 million from the parent, Taoping Inc., a BVI company who is treated as a US corporation for the US tax purposes.

IST is approved as being high-technology enterprises and subject to PRC enterprise income tax rate (“EIT”) at 15%. For Biznest, the income tax starts from the earning year, is tax exempt for the first two years and is subject to 12.5% income tax rate for year 3-5.

The Company recognizes that virtually all tax positions in the PRC are not free of some degree of uncertainty due to tax law and policy changes by the State. However, the Company cannot reasonably quantify political risk factors and thus must depend on guidance issued by current State officials.

Based on all known facts, circumstances, and current tax law, the Company has recorded nil unrecognized tax benefits from year 2018 to 2020. The Company believes that there are no tax positions for which it is reasonably possible, based on current Chinese tax laws and policies, that the unrecognized tax benefits will significantly increase or decrease over the next 12 months, individually or in the aggregate, and have a material effect on the Company’s results of operations, financial condition or cash flows.

The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. Any accrued interest or penalties associated with any unrecognized tax benefits were not significant for the year ended December 31, 2021, 2020, and 2019.

Since the Company intends to reinvest its earnings to further expand its businesses in the PRC, the PRC subsidiaries do not intend to declare dividends to their parent companies in the foreseeable future. The Company’s foreign subsidiaries are in a cumulative deficit position. Accordingly, the Company has not recorded any deferred taxes on the cumulative amount of any undistributed deficit. It is impractical to calculate the tax effect of the deficit at this time.